Segment data (Balance Sheets - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Current assets
Cash and cash equivalents	¥ 2,995,075	¥ 2,939,428	¥ 2,284,557	¥ 2,041,170
Marketable securities	1,821,598	1,511,389
Finance receivables, net	6,196,649	5,912,684
Inventories	2,388,617	2,061,511
Prepaid expenses and other current assets	796,297	1,333,345
Total current assets	17,833,695	18,209,553
Noncurrent finance receivables, net	9,012,222	8,642,947
Investments and other assets	11,707,160	10,834,680
Property, plant and equipment	10,197,109	9,740,417	9,295,719
Total assets	48,750,186	47,427,597	47,729,830
Current liabilities
Short-term borrowings	4,953,682	4,698,134
Current portion of long-term debt	4,290,449	3,822,954
Accounts payable	2,566,382	2,389,515
Accrued expenses	3,137,827	2,726,120
Income taxes payable	223,574	343,325
Other current liabilities	1,210,113	1,104,131
Total current liabilities	17,318,965	16,124,456
Long-term liabilities
Long-term debt	9,911,596	9,772,065
Accrued pension and severance costs	905,070	904,911
Other long-term liabilities	521,876	491,890
Total long-term liabilities	12,762,268	13,214,955
Total liabilities	30,081,233	29,339,411
Mezzanine equity	485,877	479,779
Total Toyota Motor Corporation shareholders' equity	17,514,812	16,746,935
Noncontrolling interests	668,264	861,472
Total shareholders' equity	18,183,076	17,608,407	17,647,329	15,218,987
Total liabilities, mezzanine equity and shareholders' equity	48,750,186	47,427,597
Eliminations
Current assets
Total assets	(999,385)	(932,478)
Long-term liabilities
Total liabilities	(999,392)	(934,491)
Non Financial Services Businesses
Current assets
Cash and cash equivalents	2,257,064	2,318,152	1,680,994	1,411,860
Marketable securities	1,439,944	1,210,427
Trade accounts and notes receivable, less allowance for doubtful accounts	2,191,594	2,089,216
Inventories	2,388,394	2,061,113
Prepaid expenses and other current assets	1,988,016	3,341,150
Total current assets	10,265,012	11,020,058
Investments and other assets	11,276,128	10,204,760
Property, plant and equipment	5,700,818	5,426,247
Total assets	27,241,958	26,651,065
Current liabilities
Short-term borrowings	669,947	586,685
Current portion of long-term debt	196,227	117,484
Accounts payable	2,540,078	2,356,355
Accrued expenses	3,038,218	2,640,128
Income taxes payable	203,101	334,490
Other current liabilities	1,512,662	1,527,024
Total current liabilities	8,160,233	7,562,166
Long-term liabilities
Long-term debt	590,366	584,793
Accrued pension and severance costs	890,684	891,405
Other long-term liabilities	1,206,427	1,690,460
Total long-term liabilities	2,687,477	3,166,658
Total liabilities	10,847,710	10,728,824
Financial Services Business
Current assets
Cash and cash equivalents	738,011	621,276	¥ 603,563	¥ 629,310
Marketable securities	381,654	300,962
Finance receivables, net	6,196,649	5,912,684
Prepaid expenses and other current assets	831,924	895,257
Total current assets	8,148,238	7,730,179
Noncurrent finance receivables, net	9,012,222	8,642,947
Investments and other assets	850,862	1,021,714
Property, plant and equipment	4,496,291	4,314,170
Total assets	22,507,613	21,709,010
Current liabilities
Short-term borrowings	4,605,389	4,418,483
Current portion of long-term debt	4,129,005	3,715,195
Accounts payable	33,283	40,094
Accrued expenses	117,773	109,246
Income taxes payable	20,473	8,835
Other current liabilities	833,813	814,298
Total current liabilities	9,739,736	9,106,151
Long-term liabilities
Long-term debt	9,491,504	9,343,632
Accrued pension and severance costs	14,386	13,506
Other long-term liabilities	987,289	1,081,789
Total long-term liabilities	10,493,179	10,438,927
Total liabilities	¥ 20,232,915	¥ 19,545,078